CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 70,507	$ 15,609	$ 64,496
Accounts receivable	835	15,773	374
Deposits, prepayments and other receivables	33,804	19,708	19,953
Total current assets	105,146	51,090	84,823
Non-current asset:
Right-of-use asset	12,451	25,060	0
TOTAL ASSETS	117,597	76,150	84,823
Current liabilities:
Accounts payable	34,151	15,696	0
Accrued liabilities and other payables	65,897	56,555	12,290
Amount due to director	295,060	286,327	199,949
Convertible promissory notes	65,452	0	33,444
Lease liabilities	12,755	25,671	0
Total current liabilities	473,315	384,249	245,683
TOTAL LIABILITIES	473,315	384,249	245,683
Commitments and contingencies		0	0
SHAREHOLDERS' DEFICIT
Preferred stock, Class A, $0.001 par value; 175,000,000 shares authorized; 1 share issued and outstanding as at June 30, 2022 and December 31, 2021			0
Common stock, $0.0001 par value; 500,000,000 shares authorized; 176,168,548 shares issued and outstanding as at June 30, 2022 and December 31, 2021	176,169	176,169	340,269
Additional paid in capital	4,358,612	4,358,612	4,054,600
Accumulated other comprehensive income (losses)	832	(272)	(884)
Accumulated losses	(4,891,331)	(4,842,608)	(4,554,845)
Shareholders' deficit	(355,718)	(308,099)	(160,860)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 117,597	$ 76,150	$ 84,823